Other Operating Expense	12 Months Ended
Jun. 30, 2023
Other Operating Expense [Abstract]
Other operating expense

Note 23. Other operating expense

	As of June 30, 2023	As of June 30, 2022	As of June 30, 2021	As of December 31, 2020

Taxes, duties and penalties	(62,263)	-	-	-
Miscellaneous expenses	(31,944)	(38,985)	(93,252)	(2,639)
Total other operating expense	$(94,207)	$(38,985)	$(93,252)	(2,639)